Loss Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Aug. 09, 2020
Loss per share (Textual)
Average number of options outstanding	431,113	68,890
Reverse share split ratio	The basic and diluted loss per share for the period ended June 30, 2019 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.
Stock Options [Member] | Non-adjusting events after reporting period [member]
Loss per share (Textual)
Options outstanding			753,385